Earnings per Share - Summary of Calculations of Earnings per Share (Detail) - MXN ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of shares outstanding	43,107,457	42,211,409	41,491,672
Capitalization of retained earnings	1,687,295	1,687,295	1,687,295
Effect of dilutive instruments - mandatorily convertible securities (note 16.2)	708,153	708,153	708,153
Weighted average number of shares - basic	45,502,905	44,606,857	43,887,120
Effect of dilutive instruments - share-based compensation (note 21)	237,102	226,972	171,747
Effect of potentially dilutive instruments - optionally convertible securities (note 16.2)	2,698,600	3,834,458	5,065,605
Weighted average number of shares - diluted	48,438,607	48,668,287	49,124,472
Net income from continuing operations	$ 13,139	$ 14,438	$ 1,096
Less: non-controlling interest net income	1,417	1,173	923
Controlling interest net income from continuing operations	11,722	13,265	173
Plus: after tax interest expense on mandatorily convertible securities	91	119	144
Controlling interest net income from continuing operations - for basic earnings per share calculations	11,813	13,384	317
Plus: after tax interest expense on optionally convertible securities	903	1,079	1,288
Controlling interest net income from continuing operations - for diluted earnings per share calculations	12,716	14,463	1,605
Net income from discontinued operations	$ 3,499	$ 768	$ 1,028
Basic earnings per share
Controlling interest basic earnings per share	$ 0.34	$ 0.32	$ 0.03
Controlling interest basic earnings per share from continuing operations	0.26	0.30	0.01
Controlling interest basic earnings per share from discontinued operations	0.08	0.02	0.02
Controlling interest diluted earnings per share
Controlling interest diluted earnings per share	0.34	0.32	0.03
Controlling interest diluted earnings per share from continuing operations	0.26	0.30	0.01
Controlling interest diluted earnings per share from discontinued operations	$ 0.08	$ 0.02	$ 0.02